Principal Subsidiaries - Summary of Condensed Consolidated Statements of Financial Position (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of subsidiaries [line items]
Current assets	¥ 401,440	¥ 399,830
Non-current assets	309,888	301,357
Current liabilities	196,331	205,786
Non-current liabilities	103,931	69,604
Total equity	411,066	425,797	¥ 385,406	¥ 367,031
Accumulated non-controllinginterests	28,386	125,263
Alpine Group [member]
Disclosure of subsidiaries [line items]
Current assets	136,700	138,624
Non-current assets	105,879	95,328
Current liabilities	76,961	55,657
Non-current liabilities	12,267	16,959
Total equity	153,351	161,336
Accumulated non-controllinginterests		95,140
Alps Logistics Group [member]
Disclosure of subsidiaries [line items]
Current assets	36,886	39,296
Non-current assets	39,587	37,011
Current liabilities	20,129	22,193
Non-current liabilities	6,617	5,757
Total equity	49,727	48,357
Accumulated non-controllinginterests	¥ 25,341	¥ 25,276